Auditor's remuneration	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Auditor's remuneration

6	Auditor’s remuneration

	2021	2020	2019
	$m	$m	$m
Audit fees payable to PwC[1]	88.1	92.9	85.2
Other audit fees payable	2.0	1.0	0.9
Year ended 31 Dec	90.1	93.9	86.1

Fees payable by HSBC to PwC
	2021	2020	2019
	$m	$m	$m
Fees for HSBC Holdings’ statutory audit[2]	19.5	21.9	15.7
Fees for other services provided to HSBC	109.9	108.3	95.0
– audit of HSBC’s subsidiaries	68.6	71.0	69.5
– audit-related assurance services[3]	18.7	17.2	10.0
– other assurance services[4,5]	22.6	20.1	12.2
– taxation compliance services	—	—	1.6
– other non-audit services[4]	—	—	1.7
Year ended 31 Dec	129.4	130.2	110.7
1Audit fees payable to PwC in the current year include adjustments made to the prior year audit fee after finalisation of the 2020 financial statements.
2Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the Group audit opinion.
3Including services for assurance and other services that relate to statutory and regulatory filings, including interim reviews.
4Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third-party end user, including comfort letters.
5 Includes reviews of PRA regulatory reporting returns.
No fees were payable by HSBC to PwC as principal auditor for the following types of services: internal audit services and services related to litigation, recruitment and remuneration.

Fees payable by HSBC’s associated pension schemes to PwC
	2021	2020	2019
	$000	$000	$000
Audit of HSBC’s associated pension schemes	382	316	250
Year ended 31 Dec	382	316	250
No fees were payable by HSBC’s associated pension schemes to PwC as principal auditor for the following types of services: internal audit services, other assurance services, services related to corporate finance transactions, valuation and actuarial services, litigation, recruitment and remuneration, and information technology.
In addition to the above, the estimated fees paid to PwC by third parties associated with HSBC amounted to $6.3m (2020: $12.3m; 2019: $17.2m). In these cases, HSBC was connected with the contracting party and may therefore have been involved in appointing PwC. These fees arose from services such as auditing mutual funds managed by HSBC and reviewing the financial position of corporate concerns that borrow from HSBC.
Fees payable for non-audit services for HSBC Holdings are not disclosed separately because such fees are disclosed on a consolidated basis for the Group.